Interim Consolidated Statement of Changes in Shareholders' Equity - USD ($)		Preferred Shares	Ordinary shares		Additional paid-in capital	Accumulated deficits	Accumulative other comprehensive income	Total
Balance at beginning (in shares) at Dec. 31, 2024	[1]		556,800,001
Balance at beginning at Dec. 31, 2024			$ 5,568		$ 7,157,579	$ (1,664,560)	$ 228,466	$ 5,727,053
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net loss for the period						(1,602,089)		(1,602,089)
Reversal of prior year carve-out tax difference					135,697			135,697
Foreign currency translation adjustment							469,815	469,815
Balance at ending (in shares) at Jun. 30, 2025	[1]		556,800,001
Balance at ending at Jun. 30, 2025			$ 5,568		7,293,276	(3,266,649)	698,281	4,730,476
Balance at beginning (in shares) at Dec. 31, 2025	[1]		556,800,001
Balance at beginning at Dec. 31, 2025			$ 5,568		7,293,276	(5,484,378)	469,437	2,283,903
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Conversion of Ordinary shares in connection with reverse recapitalization			$ 32		398,043			398,075
Conversion of Ordinary shares in connection with reverse recapitalization (in shares)	[1]		3,179,739
Issuance of PIPE units		$ 8	$ 8		7,799,984			7,800,000
Issuance of PIPE units (in shares)		780,000	780,000	[1]
Transaction cost in connection with reverse recapitalization and issuance of PIPE units					(1,333,410)			(1,333,410)
Net loss for the period						(2,162,205)		(2,162,205)
Foreign currency translation adjustment							(15,673)	(15,673)
Balance at ending (in shares) at Jun. 30, 2026		780,000	560,759,740	[1]
Balance at ending at Jun. 30, 2026		$ 8	$ 5,608		$ 14,157,893	$ (7,646,583)	$ 453,764	$ 6,970,690

[1]	The shares amounts are presented on a retroactive basis, due to group reorganization (see Note 1 and 9).